Income Taxes - Schedule of Income Tax Provision (Details) (10Q) - USD ($)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ 119,074	$ 268,791
Deferred	(2,640)	(2,640)
Total provision	$ 116,434	$ 266,151